Other commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Disclosure of commitments [text block]
(in USD million)

2018	1,548
2019	1,415
2020	1,312
2021	1,101
2022	942
Thereafter	5,563

Total	11,881